First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.366.1492 —Allmerica Select Life Plus

ANNUAL REPORT — 12/31/2012

FOR CONTRACT HOLDERS OF:  ALLMERICA SELECT LIFE PLUS

March 19, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	SEPARATE ACCOUNT IMO 1940 Act Registration Number: 811-10433 1933 Act Registration Numbers: 333-64162 CIK: 0001113498 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate  Account IMO, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	February 25, 2013
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 28, 2013
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	February 22, 2013
Fidelity Variable Insurance Products Fund (Service Class 2)	356494	February 20, 2013
Fidelity Variable Insurance Products Fund II (Service Class 2)	831016	February 20, 2013
Fidelity Variable Insurance Products Fund III (Service Class 2)	927384	February 20, 2013
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	March 6, 2013
MFS® Variable Insurance TrustSM (Service Class)	918571	February 28, 2013
Oppenheimer Variable Account Funds (Service Shares)	752737	February 27, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772